Summary of Tax Rate Reconciliation From Continuing Operation (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before taxes	[1]	R$ 27,046,698	R$ (4,378,648)	R$ (13,434,629)
Income tax and social contribution at statutory rate (34%)		(9,195,877)	1,488,740	4,567,774
Valuation allowance	[2]	(4,367,062)	(1,134,511)	(4,048,859)
Effect of foreign tax rate differential			(23,063)	(12,574)
Tax effects of nondeductible expenses	[3]	(652,940)	(92,831)	(2,892,381)
Tax effects of tax-exempt`income	[3]	14,564,537	373,321	121,546
Tax incentives (basically, operating income)	[4]	3,068	14,007	21,121
Tax amnesty program	[5]		(274,529)
Other		(4,587)	(147)	(1,740)
Income tax and social contribution effect on profit or loss		R$ 347,139	R$ 350,987	R$ (2,245,113)

[1]	At December 31, 2018, 2017 and 2016 income (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows:
[2]	Refers to the increase in the valuation allowance related to the deferred tax assets in 2018, 2017, and 2016.
[3]	The main tax-exempt income refers to the novation of the debt obligations and other liabilities due to the effects of the Reorganization Judicial Plan, primarily as a result of the present value adjustments in the initial recognition date. The main effects of nondeductible expenses refers to the reduction of the fair value of Unitel held-for-sale investment, which is not tax deductible in the amount of R$166 million (R$90 million in 2017 and R$371 million in 2016).
[4]	These tax incentives correspond mainly to a 75% reduction in the current tax due on operating income obtained as a result of telecommunication services rendered in certain northern and northeast regions of Brazil, where the Company holds facilities for the purpose of rendering those services. This tax benefit is usually granted for a 10 year period, limited up to January 1, 2024.
[5]	Refers to a tax position taken in prior periods that were assessed by the taxing authorities. Although the Company believed in prior periods that these positions would more-likely-than-not of being sustained, it was decided to adhere to PRORELIT and avoid substantial costs to keep on going discussions with government. PRORELIT program allowed taxpayers to settle federal tax debts accrued prior to June 30, 2015, excluding tax debts that are subject to tax installment payments.